CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement Of Comprehensive Income
NET INCOME (LOSS)	$ 200,714	$ 110,670	$ (178,732)
Components of other comprehensive income that will not be reclassified to income before taxes
Other comprehensive income, before taxes, gains (losses) by new measurements on defined benefit plans	2,763	(3,105)	(14,631)
Total other comprehensive income that will not be reclassified to income before taxes	2,763	(3,105)	(14,631)
Currency translation differences
Gains (losses) on currency translation, before tax	(47,495)	494,362	(1,409,439)
Other comprehensive income, before taxes, currency translation differences	(47,495)	494,362	(1,409,439)
Cash flow hedges
Gains (losses) on cash flow hedges before taxes	18,344	127,390	80,387
Other comprehensive income (losses), before taxes, cash flow hedges	18,344	127,390	80,387
Total other comprehensive income that will be reclassified to income before taxes	(29,151)	621,752	(1,329,052)
Other components of other comprehensive income (loss), before taxes	(26,388)	618,647	(1,343,683)
Income tax relating to other comprehensive income that will not be reclassified to income
Income tax relating to new measurements on defined benefit plans	(785)	921	3,911
Accumulate income tax relating to other comprehensive income that will not be reclassified to income	(785)	921	3,911
Income tax relating to other comprehensive income that will be reclassified to income
Income tax related to cash flow hedges in other comprehensive income	(1,770)	(34,695)	(21,103)
Income taxes related to components of other comprehensive income that will be reclassified to income	(1,770)	(34,695)	(21,103)
Total Other comprehensive income	(28,943)	584,873	(1,360,875)
Total comprehensive income (loss)	171,771	695,543	(1,539,607)
Comprehensive income (loss) attributable to owners of the parent	128,876	648,539	(1,551,331)
Comprehensive income (loss) attributable to non-controlling interests	42,895	47,004	11,724
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 171,771	$ 695,543	$ (1,539,607)